SHARE BASED COMPENSATION - Deferred Share Units (Details) - DSUs € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) EquityInstruments shares	Dec. 31, 2023 EUR (€) EquityInstruments shares	Dec. 31, 2024 $ / shares
SHARE BASED COMPENSATION
Value of options granted	€ 0
Granted (in shares) | EquityInstruments		24,000
Fair value on date of grant (in dollar per share) | $ / shares			$ 7
Share-based compensation charge	€ 6	€ 143
Issuance of share capital upon exercise of DSUs (in shares) | shares	198,481	38,334
Exercised (in shares) | EquityInstruments	198,481	38,334
Issuance of share capital upon exercise of DSUs	€ 1,016	€ 218